Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments and contingencies

Litigation

On September 18, 2015, an Order and Final Judgment was entered by the Superior Court of the State of California, approving a settlement of a class action lawsuit commenced on May 30, 2014, in Santa Clara County Superior Court, State of California, on behalf of Cadillac Partners and others similarly situated, naming as defendants, MabVax Therapeutics, the Company and the Company’s directors, Hudson Bay Capital Management LP, Bio IP Ventures LLC, Hudson Bay Master Fund Ltd., and Hudson Bay IP Opportunities Master Fund LP, together the “Parties,” alleging the defendants breached certain fiduciary duties, or aided and abetted a breach of fiduciary duties, in connection with the Company’s Merger with MabVax Therapeutics. The plaintiff sought to enjoin the Merger and obtain damages as well as attorneys’ and expert fees and costs.  We expect to incur no expenses in 2016 or thereafter in connection with this lawsuit or settlement.

Capital Leases

On March 21, 2016, the Company entered into a lease agreement with ThermoFisher Scientific (“Lessor”). Under the terms of the agreement, the Company agreed to lease two pieces of equipment from the Lessor, a liquid chromatography system and an incubator, totaling in cost $95,656. The term of the lease is five years (60 months), and the monthly lease payment is $1,942. In addition, there is a $1.00 buyout option at the end of the lease term.

Minimum future annual capital lease obligations are as follows as of December 31, 2016:

2017	$23,306
2018	23,306
2019	23,306
2020	23,306
2021	7,769
Less interest	(15,876)
Principal	85,117
Less current portion	(17,004)
Noncurrent portion	$68,113

Operating Leases

In connection with the Merger, the Company recorded a $590,504 contingent lease termination fee, related to the termination of the master lease and sublease of the Porter Drive Facility by MabVax Therapeutics Holdings (f.k.a. Telik, Inc.), which is payable to ARE-San Francisco No. 24 (“ARE”) if the Company receives $15 million or more in additional financing in the aggregate. The additional financing was achieved in 2015 and the termination fee is reflected on the balance sheet as an accrued lease contingency fee.

On September 2, 2015, the Company entered into a lease (the “Lease”) with AGP Sorrento Business Complex, L.P., for certain premises of office and laboratory space in buildings located at 11535 Sorrento Valley Rd., San Diego, California, to serve as the Company’s corporate offices and laboratories (the “New Premises”).  Due to the fact that certain tenant improvements needed to be made to the New Premises before the Company could take occupancy, the term of the Lease did not commence until the New Premises were ready for occupancy, on February 4, 2016.  The Lease terminates six years after such term commencement date, unless earlier terminated in accordance with the Lease. Pursuant to the terms of the Lease, the monthly base rent will be $35,631, subject to annual increases as set forth in the Lease.

The Company has an option to extend the Lease term for a single, five-year period.  If the Lease term is extended for the optional five-year period, the monthly base rent will be adjusted based on fair market rental value.  In addition to rent, the Company agreed to pay a portion of the taxes and utility, maintenance and other operating costs paid or accrued in connection with the ownership and operation of the property.

The Company previously leased its corporate office and laboratory space under an operating lease that, as amended on August 1, 2010, expired on July 31, 2015.

We recognize rent expense on a straight-line basis over the term the lease. Rent expense of $433,397 and $122,236 was recognized in the years ended December 31, 2016 and 2015, respectively.

Minimum future annual operating lease obligations are as follows as of December 31, 2016:

2017	$439,330
2018	452,510
2019	466,085
2020	480,068
2021	494,469
Thereafter	41,306
Total	$2,373,768